PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 13,176	$ 22,623
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,933	20,809
Depreciated cost	2,243	1,814
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Gross	8,600	17,330
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	7,279	16,466
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	2,909	3,842
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,261	3,038
Motor Vehicles [Member]
Property, Plant and Equipment, Gross	86	176
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	86	140
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	1,581	1,275
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,307	$ 1,165